Summary of Significant Accounting Policies (Details)					3 Months Ended		11 Months Ended	12 Months Ended
	Jun. 28, 2024 USD ($) shares	Sep. 29, 2023 USD ($) shares	Mar. 24, 2023 USD ($) shares	Jan. 14, 2022 shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 23, 2022 USD ($)	Sep. 27, 2022 USD ($)	Jan. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Effective tax rate					(2.47%)	(14.43%)		(16.27%)	0.00%
Statutory tax rate					21.00%	21.00%		21.00%	21.00%
Unrecognized tax benefits
Held in trust account										$ 772,769	$ 772,769
Common stock subject to possible redemption (in Shares) | shares					1,082,789		1,082,789	1,082,789	2,172,851
Withdrawals from the trust account								$ 12,219,791	$ 58,351,987
Cash withdrawn from trust account to pay franchise and income taxes								100,373	442,599
Cash withdrawn from trust account									741,013
Restricted cash									$ 161,449
Shares of common stock subject to possible redemption (in Shares) | shares					1,082,789		1,082,789	1,082,789	2,172,851
March Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares) | shares			4,097,964
Aggregate redemption amount			$ 42,600,000
September Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares) | shares		1,456,871
Aggregate redemption amount		$ 15,700,000
June Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares) | shares	1,090,062
Aggregate redemption amount	$ 12,220,000
Held in trust account	12,060,000.00
EVOLUTION METALS LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Reportable segment					1		1
Insured amount					$ 3,468,764		$ 2,364,710	$ 2,364,710
Deferred transaction					6,793,212		3,994,751	3,994,751
Deferred transaction cost					6,793,212		3,994,751	3,994,751
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares) | shares				227,686
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs												$ 125,228
Trust Account [Member]
Summary of Significant Accounting Policies [Line Items]
Held in trust account			$ 80,400,000
Cash withdrawn from trust account to pay franchise and income taxes								841,386	$ 579,564
Trust Account [Member] | June Extensions [Member]
Summary of Significant Accounting Policies [Line Items]
Held in trust account	$ 24,280,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock exercised (in Shares) | shares			4,097,964	224,328
Aggregate redemption amount			$ 42,600,000
Shares of common stock subject to possible redemption (in Shares) | shares									2,172,851
Common Stock [Member] | IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs					$ 4,663,218		$ 4,663,218	$ 4,663,218
Common Stock [Member] | Trust Account [Member]
Summary of Significant Accounting Policies [Line Items]
Held in trust account			$ 37,800,000